Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income	$ 20,484	¥ 142,224	¥ 122,916	¥ 405,141
Redeemable Preferred Shares redemption value accretion | ¥				(4,629)
Income allocation to participating Redeemable Preferred Shares | ¥				(55,984)
Net income attributable to Jumei's ordinary shareholders	$ 20,484	¥ 142,224	¥ 122,916	¥ 344,528
Denominator:
Weighted average number of ordinary shares-basic	149,477,388	149,477,388	145,901,672	115,090,686
Weighted average number of ordinary shares-diluted	150,069,205	150,069,205	149,758,825	125,217,054
Net income per ADS attributable to Jumei's ordinary shareholders
Basic | (per share)	$ 0.14	¥ 0.95	¥ 0.84	¥ 2.99
Diluted | (per share)	$ 0.14	¥ 0.95	¥ 0.82	¥ 2.75
Share options
Denominator:
Dilutive effect of share options	573,230	573,230	3,848,667	5,301,794
Service-Based Restricted Share Units (RSUs)
Denominator:
Dilutive effect of share options	18,587	18,587	8,486	450
Founders' Shares
Denominator:
Dilutive effect of share options				4,824,124